Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Presentation of Leases for Lessee [Line Items]
Asset impairment		$ 200
Cash outflow for leases	$ 1,300	$ 1,000
Right-of-use assets	$ 7,443
Initial term of lease	5 years
Renewal option of additional term of lease	5 years
Utrecht
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 6,200